Credit facility	12 Months Ended
Mar. 31, 2025
Borrowing costs [abstract]
Credit facility	Credit facilityThe Company has credit facilities with the Canadian Imperial Bank of Commerce ("CIBC"), which include a $7,500 demand revolving operating credit facility (the "Revolver"). The Revolver is available for letters of credit or letters of guarantee for general corporate and working capital purposes.